                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    RiverRock Capital Management, LP

Address: 350 Park Avenue, 11th Floor
         New York, NY 10022


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Pollart
Title:   Member
Phone:   212-453-8912

Signature, Place, and Date of Signing:


          /s/ John Pollart          New York, NY        2-10-01
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     55

Form 13F Information Table Value Total:     $80,765
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                   Form 13F INFORMATION TABLE
                        December 31, 2000
   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
- --------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
ACE LTD            COMMON STOCK  G00I0K103     2,121,875   50,000            X                   NONE      X
ADC TELECOM
   FEB 37.5 PUT    PUT           0008860NU       581,250      300            X                   NONE      X
ADC TELE-
   COMMUNICATIONS  COMMON STOCK  000886101       543,750   30,000            X                   NONE      X
ANALOG DEVICES     COMMON STOCK  032654105     1,535,625   30,000
ASIA GBL CROSS     COMMON STOCK  G05330108       131,250   20,000            X                   NONE      X
BINDVIEW DEV CORP  COMMON STOCK  090327107     1,975,312  210,000            X                   NONE      X
BOTTOMLINE TECH
  INC              COMMON STOCK  23895586      1,027,500   40,000            X                   NONE      X
CIENA CORP         COMMON STOCK  171779101     1,625,000   20,000            X                   NONE      X
CITIGROUP INC      COMMON STOCK  172967101     3,063,750   60,000            X                   NONE      X
CONVREGYS CORP     COMMON STOCK  212485106     6,090,000  134,400            X                   NONE      X
DELL COMPUTER CORP COMMON STOCK  247025109     1,220,625   70,000            X                   NONE      X
DIME BANCORP       COMMON STOCK  25429Q102       886,875   30,000            X                   NONE      X
DMC STRATEX
  NETWORKSINC      COMMON STOCK  23322L106     1,500,000  100,000            X                   NONE      X
ELECTRONIC DATA
  SYS CORP         COMMON STOCK  285661104     2,887,500   50,000            X                   NONE      X
EVEREST RE GROUP
  LTD              COMMON STOCK  G3223R108     2,148,750   30,000            X                   NONE      X
FANNIE MAE         COMMON STOCK  313586109       867,500   10,000            X                   NONE      X
FINISAR CORP       COMMON STOCK  31787A101       580,000   20,000            X                   NONE      X
FIRST DATA CORP    COMMON STOCK  319963104     5,268,750  100,000            X                   NONE      X
GLOBAL CROSSING
  LTD              COMMON STOCK  G3921A100       242,167   16,920            X                   NONE      X
GOLDEN STATE
  BANCORP          COMMON STOCK  381197102     1,414,687   45,000            X                   NONE      X
GOLDMAN SACHS
  GROUP INC        COMMON STOCK  38141G104     2,138,750   20,000            X                   NONE      X
HARTFORD FINANCIAL
  SERVICES GROUP
  INC              COMMON STOCK  416515104     2,825,000   40,000            X                   NONE      X
HNC SOFTWARE INC   COMMON STOCK  40425P107     1,484,375   50,000            X                   NONE      X
12 TECHNOLOGIES
  INC              COMMON STOCK  465754109       815,625   15,000            X                   NONE      X
INTL RECTIFIER
  CORP             COMMON STOCK  460254105     1,730,700   57,690            X                   NONE      X
INTUIT INC         COMMON STOCK  461202103       394,375   10,000            X                   NONE      X




J HANCOCK FINL     COMMON STOCK  41014S106     2,633,750   70,000            X                   NONE      X
JDS UNIPHASE CORP  COMMON STOCK  46612J101       833,750   20,000            X                   NONE      X
LAM RESH CORP      COMMON STOCK  512807108       435,000   30,000            X                   NONE      X
LEHMAN BROS        COMMON STOCK  524908100     1,352,500   20,000            X                   NONE      X
MORGAN STANLEY
  DEAN WITTER      COMMON STOCK  617446448     1,585,000   20,000            X                   NONE      X
NEWPORT CORP       COMMON STOCK  651824104       786,093   10,000            X                   NONE      X
NEXT LEVEL INC     COMMON STOCK  65333U104       341,250   30,000            X                   NONE      X
NEXTEL COMMUN.     COMMON STOCK  65332V103       742,500   30,000            X                   NONE      X
NOKIA CORP         ADR           654902204       870,000   20,000            X                   NONE      X
NOVELLUS SYSTEMS
  INC              COMMON STOCK  370008101       718,750   20,000            X                   NONE      X
NYFIX INC          COMMON STOCK  670712108     1,088,437   45,000            X                   NONE      X
OPENWAVE SYSTEMS
  INC              COMMON STOCK  683718100       958,750   20,000            X                   NONE      X
ORACLE CORP        COMMON STOCK  68389X105     5,812,500  200,000            X                   NONE      X
PALM INC           COMMON STOCK  696642107     2,831,250  100,000            X                   NONE      X
PARTNER RE LTD     COMMON STOCK  G6852T105     1,220,000   20,000            X                   NONE      X
PORTAL SOFTWARE    COMMON STOCK  736126103       156,875   20,000            X                   NONE      X
QLOGIC CORP        COMMON STOCK  747277101       231,000    3,000            X                   NONE      X
QWEST COMMUN INTL  COMMON STOCK  749121109     1,880,250   46,000            X                   NONE      X
RATIONAL SOFTWARE
  CORP             COMMON STOCK  75409P202     1,557,500   40,000            X                   NONE      X
RETEK INC          COMMON STOCK  76128Q109     1,584,375   65,000            X                   NONE      X
RF MICRO DEVICES
  INC              COMMON STOCK  749941100     1,646,250   60,000            X                   NONE      X
SANMINA CORP       COMMON STOCK  800907107       766,250   10,000            X                   NONE      X
SIEBEL SYS INC     COMMON STOCK  826170102       676,250   10,000            X                   NONE      X
TIME WARNER        COMMON STOCK  887315109     1,567,200   30,000                                NONE      X
TRIQUINT SEMI-
  CONDUCTOR INC    COMMON STOCK  89674K103       436,875   10,000            X                   NONE      X
VITRIA TECH INC    COMMON STOCK  92849Q104       155,000   20,000            X                   NONE      X
WEBMETHODS INC     COMMON STOCK  94768C108     2,668,125   30,000            X                   NONE      X
                                 Total       $80,765,221

[Repeat as necessary]
















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